Segment and Geographic Data - Narrative (Details) - segment	3 Months Ended	12 Months Ended
	Jul. 31, 2026	Apr. 24, 2026
Segment Reporting [Abstract]
Number of reportable segments	1	1
Number of operating segments	1	1